Note 11 - (Loss) Earnings Per Common Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0
Class of Warrant or Right, Outstanding	5,273,820	5,330,000